AUDITED CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Real estate properties at cost	$ 14,163.2	$ 13,986.3
Real estate joint venture, at cost	5,497.9	5,021.9
Real estate funds, at cost	692.9	373.3
Real estate operating business, at cost	251.6	250.2
Other marketable securities at cost	2,217.0	739.3
Loans receivable, at cost	1,434.3	1,527.6
Loans receivable with related parties, at cost	69.8	69.3
Total investments, at cost	24,326.7	21,967.9
Principal outstanding	$ 2,362.6	$ 2,381.3